Cover	Apr. 24, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 24, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-37707
Entity Registrant Name	ISUN, INC.
Entity Central Index Key	0001634447
Entity Tax Identification Number	47-2150172
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 Avenue D
Entity Address, Address Line Two	Suite 10
Entity Address, City or Town	Williston
Entity Address, State or Province	VT
Entity Address, Postal Zip Code	05495
City Area Code	(802)
Local Phone Number	658-3378
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ISUN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false